Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Declared during the financial period:
Final dividend for the year ended 31 March 2018: 10.23 eurocents per share (2017: 10.03 eurocents per share)	€ 2,729	€ 2,670
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ended 31 March 2018: 4.84 eurocents per share (2017: 4.74 eurocents per share, 2016: 3.68 pence per share)	€ 1,293	€ 1,291
Declared during the financial period (per share)
Final dividend (per share)				€ 10.23	€ 10.03
Proposed after the end of the reporting period and not recognised as a liability: (per share)
Interim dividend (per share)			€ 4.84	€ 4.84